Trade receivables - Aging Analysis of Trade Receivables That Were Not Impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 24,857	$ 28,701	$ 25,048
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Total		9,977	15,884	$ 20,926
Trade receivables | Neither past due nor Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total		6,265	7,421	12,746
Trade receivables | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Total		2,125	5,155	4,771
Trade receivables | Past due but not impaired | 30-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Total		130	49	1,036
Trade receivables | Past due but not impaired | 60-120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total		371	471	1,673
Trade receivables | Past due but not impaired | Greater than 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 1,086	$ 2,788	$ 700